UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from September 1, 2006 to September 30, 2006

Commission File Number of issuing entity: 333-131358-02 BA MASTER CREDIT CARD TRUST II (Exact name and issuing entity as specified in its charter) (Issuer of the Certificates)
Commission File Number of depositor: 333-131358 FIA CARD SERVICES, NATIONAL ASSOCIATION (Exact name of depositor and sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o FIA Card Services, National Association

1100 N. King Street

Wilmington, DE 19884-0781

(Address of principal executive offices of issuing entity)

(800) 362-6255

(Telephone number, including area code)

51-0331454

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Certificates to which this report on Form 10-D relates is reporting in accordance with Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Certificates to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No __

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibits 99.

PART II – OTHER INFORMATION

ITEM 8 – Other Information.

On September 27, 2006, FIA Card Services, National Association (the "Seller") conveyed to the BA Master Credit Card Trust II (the "Trust") all of the receivables (the "Receivables") in certain additional credit card accounts (the "Additional Accounts") of the Seller pursuant to an Assignment No. 49 of Receivables in Additional Accounts dated as of September 27, 2006, (the "Assignment"). The principal amount of the Receivables in the Additional Accounts on September 27, 2006, was $3,014,987,685.83. The Seller conveyed the Receivables in the Additional Accounts to the Trust pursuant to subsection 2.06(b) of the Amended and Restated Pooling and Servicing Agreement.

ITEM 9 – Exhibits. ITEM 9.01 (c). Exhibits.
The following are filed as Exhibits to this Report under Exhibit 99:
99.1. 99.2. 99.3. 99.4. 99.5. 99.6. 99.7. 99.8. 99.9. 99.10. 99.11.

Series 1996-M Certificateholders' Statement for the month ended September 30, 2006.

Series 1997-B Certificateholders' Statement for the month ended September 30, 2006.

Series 1998-E Certificateholders' Statement for the month ended September 30, 2006.

Series 1999-B Certificateholders' Statement for the month ended September 30, 2006.

Series 1999-J Certificateholders' Statement for the month ended September 30, 2006.

Series 1999-L Certificateholders' Statement for the month ended September 30, 2006.

Series 2000-D Certificateholders' Statement for the month ended September 30, 2006.

Series 2000-E Certificateholders' Statement for the month ended September 30, 2006.

Series 2000-H Certificateholders' Statement for the month ended September 30, 2006.

Series 2000-L Certificateholders' Statement for the month ended September 30, 2006.

Series 2001-B Certificateholders' Statement for the month ended September 30, 2006.

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: October 16, 2006

BA MASTER CREDIT CARD TRUST II
(Issuing Entity)

FIA CARD SERVICES, NATIONAL ASSOCIATION
(Servicer)

Name: Marcie E. Copson-Hall Title: Senior Vice President